DESCRIPTION OF BUSINESS - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 04, 2021 USD ($) day $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Business Acquisition [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	6,900,000
Temporary equity, shares, conversion of convertible securities (in shares)	71,100,000			63,756,000
Sale of stock, number of shares issued in transaction (in shares)	19,300,000
Shares subject to vesting restrictions (in shares)				738,000
Number of shares issued in transaction, used to fund cash election (in shares)	300,000
Sale of stock, price Per share. used to fund cash election (in dollars per share) | $ / shares	$ 10.00
Consideration received on transaction, used to fund cash election | $	$ 2,600
Common stock, issued (in shares)	140,500,000			141,592,388	8,168,780
Common stock outstanding (in shares)	140,500,000			141,592,388	8,168,780
Net proceeds from business combination | $	$ 450,000			$ 447,955
Proceeds from issuance of private placement | $	$ 192,600			$ 192,550
Recapitalization exchange ratio	0.8971
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Reduction in headcount, percentage			25.00%
Restructuring charges | $					$ 1,100
TSIA
Business Acquisition [Line Items]
Assets held-in-trust | $	$ 300,000
Legacy Latch Stockholders | Latch, Inc
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent	60.00%
Common Stock
Business Acquisition [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	63,800,000
Common Stock | PIPE Investment
Business Acquisition [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Sale of stock, consideration received on transaction | $	$ 192,600
Common Class A | IPO | TSIA
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	5,916
Sale of stock, number of business days prior to business combination in which calculation occurred | day	2
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Sale of stock, consideration received on transaction | $	$ 60
Common Class B | TSIA
Business Acquisition [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	7,400,000
Shares subject to vesting restrictions (in shares)	700,000
Vesting conditions, volume-weighted average price per share (in dollars per share) | $ / shares	$ 14.00
Vesting conditions, number of trading days within trading day period	20 days
Vesting conditions, trading day period	30 days
Vesting conditions, anniversary period	5 years
Paycheck Protection Program, CARES Act Loan
Business Acquisition [Line Items]
Repayments of debt | $		$ 3,400
Convertible Notes
Business Acquisition [Line Items]
Debt conversion, converted instrument, amount | $	$ 50,000
Secured Debt | Term Loan
Business Acquisition [Line Items]
Repayments of long-term debt | $	$ 5,000